Property, Plant and Equipment	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Property, plant and equipment

Note 6 – Property, Plant and Equipment

	December 31, 2024	December 31, 2023
	EUR	EUR

Office equipment	526,486	343,857
Furniture and fixtures	35,350	15,350
Motor vehicles	29,271	29,271
Leasehold improvements	879,194	45,503
Subtotal	1,470,301	433,981
Less accumulated depreciation and amortization	(111,953)	(23,796)
Net	1,358,348	410,184

Depreciation expense for the years ended December 31, 2024 and 2023 amounted to EUR88,158 and EUR23,415, respectively, which were included in general and administrative expenses.